4. Due from sale of Subsidiary	6 Months Ended
Jun. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
4. Due from sale of Subsidiary
4.	Due from sale of subsidiary

A net amount of CAD$617,960 is due to the Company on the sale of the Endoscopy Clinic in December 2014. This debt is in the form of an interest bearing note with a coupon of 5% per annum. The note was originally due on June 30, 2015 which was recently extended to December 31, 2015. The amount outstanding of CAD$617,960 was revalued at US$475,026 as of June 30, 2016 and US$446,476 as of December 31, 2015. Management evaluated this receivable as of December 31, 2015 and a provision for the full value of the note was raised as of June 30, 2016 and December 31, 2015.